Related party transactions	9 Months Ended
Sep. 30, 2019
Related party transactions
Related party transactions
2 3 .	Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of September 30, 2019:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)	A shareholder of the Group
Bitauto and its subsidiaries (“Bitauto Group”)	An investee of the Group
Tuniu and its subsidiaries (“Tuniu Group”)	An investee of the Group
Dada and its subsidiaries (“Dada Group”)	An invest e e of the Group
JD Digits	An entity and its subsidiaries controlled by the Founder
Core Fund	An investee of the Group
AiHuiShou and its subsidiaries (“AiHuiShou Group”)	An investee of the Group
Farfetch and its subsidiaries (“Farfetch Group”)	An investee of the Group

(a)	The Group entered into the following transactions with the major related parties:

Transactions	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Revenues:
Commission from cooperation on advertising business with Tencent Group (*)	229,900	266,775
Services to Tencent Group (*)	217,076	140,428
Services and sales of goods to Dada Group	39,455	50,191
Services and sales of goods to AiHuiShou Group	2,093	59,790
Traffic support, marketing and promotion services provided to AiHuiShou Group	4,022	141,284
Traffic support, marketing and promotion services provided to Bitauto Group	455,539	453,699
Traffic support, marketing and promotion services provided to Tuniu Group	98,761	98,445
Traffic support, marketing and promotion services provided to Dada Group	46,597	46,596
Services and sales of goods to JD Digits	312,237	211,691
Traffic support, marketing and promotion services provided to JD Digits	42,736	2,658
Traffic support, marketing and promotion services provided to Farfetch Group	—	18,560

Operating expenses:
Services and purchases from Tencent Group (*)	819,886	1,369,599
Services from Dada Group	592,367	900,639
Payment processing and other services from JD Digits	2,625,643	3,323,680
Service from Core Fund	—	327,007

Other income:
Income from non-compete agreement with Dada Group	58,178	61,185
Interest income from loans provided to JD Digits	206,016	24,482
Interest income from loans provided to Core Fund	—	65,889

(*)
In March 2014, the Group entered into a series of agreements with Tencent and its affiliates pursuant to which the Group acquired 100% interests in Tencent’s Paipai and QQ Wanggou online marketplace businesses, a 9.9% stake in Shanghai Icson, logistics personnel and certain other assets. The Group also entered into a five-year strategic cooperation agreement and an eight-year non-compete agreement with Tencent. In April 2016, the Group acquired the remaining equity interest in Shanghai Icson by exercising the right
s
previously granted to the Group in March 2014.

(*)
On May 10, 2019, the Company renewed the strategic cooperation agreement with Tencent, for a period of three years starting from May 27, 2019. Tencent continued to offer the Group prominent level 1 and level 2 access points on its Weixin platform to provide traffic support, and the two parties also intend to continue to cooperate in a number of areas including communications, advertising and membership services, among others.
As part of the total consideration, the
Company agreed to issue to Tencent a certain number of the Company’s Class A ordinary shares for a consideration of approximately US$250 million at prevailing market prices at certain pre-determined dates during the three-year period, of which 8,127,302 Class A ordinary shares were issued in May 2019.

Revenues from related parties, excluding those from the major related parties as stated above, represented approximately 0.05% and 0.08% of total net revenues of the Group for the nine months ended September 30, 2018 and 2019, respectively. Transactions with related parties included in operating expenses, excluding those with the major related parties as stated above, represented 0.11% and 0.17% of total operating expenses of the Group for the nine months ended September 30, 2018 and 2019, respectively.

(b)	The Group had the following balances with the major related parties:

	As of
	December 31, 2018	September 30, 2019
	RMB	RMB
Due from Tencent Group	862,781	1,409,072
Due from JD Digits
Loans provided to JD Digits(* * )	4,427,907	3,988,650
Other receivables from/(payables to) JD Digits	(525,669)	1,801,221
Due from Core Fund	—	2,840,364
Due from AiHuiShou Group	2,025	—

Total	4,767,044	10,039,307

Due to Tuniu Group	(585)	(2,192)
Due to Dada Group	(118,135)	(167,475)
Due to AiHuiShou Group	—	(34,490)

Total	(118,720)	(204,157)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Bitauto Group	(771,121)	(317,422)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Tuniu Group	(214,560)	(116,115)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	(269,225)	(222,629)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to AiHuiShou Group	—	(2,007,417)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Farfetch Group	—	(203,547)

Total	(1,254,906)	(2,867,130)

Other liabilities in relation to non-compete obligation to Dada Group	(354,236)	(301,875)

Total	(354,236)	(301,875)

(* * )
In relation to the loans provided to JD Digits, the Group charged JD Digits based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the unaudited interim condensed consolidated statements of cash flows.

As of December 31, 2018 and September 30, 2019, the Group recorded amount due from related parties other than the major related parties as stated above of RMB265,421 and RMB181,812, which represented approximately 1.77% and 1.76% of the Group’s total accounts receivable, net and prepayments and other current assets, respectively. As of December 31, 2018 and September 30, 2019, the Group recorded amount due to related parties other than the major related parties and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties as stated above of RMB168,621 and RMB81,402, which represented approximately 0.15% and 0.06% of the Group’s total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current
liabilities, respectively.

(c)	Other information related to related party transactions:

Based on a series of agreements signed on January 1, 2016, JD Digits will perform the credit risk assessment and other related services in relation to consumer financing business and obtain the rewards from such services, thus JD Digits will purchase the consumer financing receivables past due over certain agreed period of time from the Group at carrying values without recourse and also agree to bear other cost in direct relation to the consumer financing business to absorb the risks. In connection with the agreements, the total amount of over-due
consumer financing receivable related to the consumer financing business transferred from the Group to JD Digits were RMB193,223 and RMB175,994 for the nine months ended September 30, 2018 and 2019, respectively. In connection with the consumer financing business, JD Digits charged the Group RMB721,464 and RMB892,458, for the nine months ended September 30, 2018 and 2019 for payment processing services provided to the Group, respectively,

which are included in “payment processing and other services from JD Digits” stated above.
The Group also transferred certain financial assets to JD Digits with or without recourse at fair value. The accounts receivable transferred with recourse were RMB739,923 and nil for the nine months ended September 30, 2018 and 2019, respectively,

which were not derecognized, while the accounts receivable transferred without recourse were RMB5,048,644 and

RMB
13,484,073

for the nine months ended September 30, 2018 and 2019, respectively
, and were derecognized.
Mr. Richard Qiangdong Liu, the Group’s Chairman of the
b
oard and
the
Chief Executive Officer, has purchased his own aircraft for both business and personal use. The use of the aircraft in connection with the performance of his duty as employee is free of charge to the Group, and the Group has agreed to assume the cost of maintenance, crew and operations of the aircraft relating to the use of the aircraft. Such maintenance and incidental costs were insignificant for all periods presented.
The terms of the agreements with the related parties are determined based on contracted prices negotiated with other parties in normal commercial terms.